Consolidated Balance Sheets (Parentheticals)	Sep. 30, 2023 $ / shares shares	Sep. 30, 2022 $ / shares shares	Sep. 30, 2021 $ / shares shares
Alpha Technology Group Limited
Ordinary shares par value (in Dollars per share and Dollars per share) | (per share)	$ 0.0001
Ordinary shares authorized	1,500,000,000
Ordinary shares issued	13,250,000
Neural Sense Limited
Ordinary shares par value (in Dollars per share and Dollars per share) | $ / shares
Ordinary shares authorized		10,000	10,000
Ordinary shares issued		10,000	10,000
Ordinary shares outstanding		10,000	10,000
Techlution Service Limited
Ordinary shares par value (in Dollars per share and Dollars per share) | $ / shares		$ 1	$ 1
Ordinary shares authorized		10,000	10,000
Ordinary shares issued		10,000	10,000
Ordinary shares outstanding		10,000	10,000